Description of the Plans (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) year loan	Dec. 31, 2024 USD ($)
EBP Plans
EBP, Description of Plan [Line Items]
Forfeited nonvested accounts | $	$ 291,500	$ 386,131
Decrease in employer contributions from forfeited nonvested accounts | $	786,875
Plan expenses paid using forfeited nonvested accounts | $	$ 0
Note receivable from participant, maximum borrowing as a percentage of vested balance	50.00%
Note receivable from participant, maximum borrowing amount | $	$ 50,000
Participant maximum loan balance reduction period	12 months
Basis spread on variable rate of loans	1.00%
Maximum borrowing term of general purpose loans	5 years
Maximum borrowing term of residential loans	10 years
Maximum discretionary suspension period of loan repayment due to leave of absence	12 months
Percentage of plan's net assets invested in employer common stock	2.00%	2.10%
Payment period upon termination of service due to death, disability or retirement	10 years
Maximum annual compensation to total compensation percentage	100.00%
Participant catch-up contribution, age | year	50
EBP 033
EBP, Description of Plan [Line Items]
Maximum number of general purpose loans a participant is allowed | loan	2
Vesting service period of the employer contributions	5 years
Employer matching contribution percentage	60.00%
Participant contribution compensation percentage matched	6.00%
Automatic enrollment contribution percentage	3.00%
EBP 067
EBP, Description of Plan [Line Items]
Maximum number of general purpose loans a participant is allowed | loan	2
Vesting service period of the employer contributions	5 years
EBP 067 | Teamsters Local Union 673, IBEW Local 1245, IBEW Local 953, and non-union hourly associates
EBP, Description of Plan [Line Items]
Employer matching contribution percentage	60.00%
Participant contribution compensation percentage matched	6.00%
EBP 067 | IBEW Local 613, IBEW Local 1048, IBEW Local 1710, and teamsters Local Union 728 associates
EBP, Description of Plan [Line Items]
Employer matching contribution percentage	0.00%
EBP 070
EBP, Description of Plan [Line Items]
Maximum number of general purpose loans a participant is allowed | loan	1
Maximum number of residential loans a participant is allowed | loan	1
Vesting service period of the employer contributions	3 years
EBP 070 | USW Local Nos. 4, 105, and 525 associates hired prior to August 5, 2002
EBP, Description of Plan [Line Items]
Employer matching contribution percentage	30.00%
Participant contribution compensation percentage matched	6.00%
Automatic enrollment contribution percentage	5.00%
EBP 070 | USW Local Nos. 4, 105, and 525 associates hired on or after August 5, 2002
EBP, Description of Plan [Line Items]
Employer matching contribution percentage	60.00%
Participant contribution compensation percentage matched	6.00%